Loans and Allowance for Credit Losses - Summary of Changes in Accretable Discount for ACI Loans (Detail) - ACI Loans - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Recorded Investment [Line Items]
Balance at beginning of period	$ 98,728	$ 122,791	$ 122,791	$ 163,631	$ 242,966
Maturities/payoff	(8,137)	(8,861)	(11,563)	(24,196)	(25,882)
Charge-offs	(98)	(246)	(286)	(183)	(1,054)
Foreclosure	(1,056)	(857)	(1,041)	(1,290)	(3,923)
Accretion	(17,955)	(24,024)	(30,870)	(46,042)	(66,801)
Reclass from nonaccretable difference due to increases in expected cash flow	10,617	12,567	19,697	30,871	18,325
Balance at end of period	$ 82,099	$ 101,370	$ 98,728	$ 122,791	$ 163,631